VARIABLE INTEREST ENTITIES (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)
Current assets
Cash	¥ 121,848,777	$ 17,162,041	¥ 104,125,800
Short-term investments	134,000,000.0	18,866,554	184,184,455
Notes receivable	12,532,717	1,765,196	3,742,390
Accounts receivable, net	30,813,885	4,340,045	27,453,415
Inventories, net	1,855,535	261,347	6,330,701
Other receivables, net	4,184,778	589,414	2,185,733
Loans to third parties	79,374,144	11,179,614	123,055,874
Purchase advances, net	1,996,413	281,189	2,680,456
Contract costs, net	37,323,824	5,256,951	49,572,685
Prepaid expenses	295,384	41,603	350,119
Operating lease right-of-use assets, net - current	879,288	123,845
Total current assets	425,059,299	59,868,349	504,413,173
Property and equipment, net	23,492,024	3,308,782	24,752,864
Long-term other receivables, net			3,640
Long-term loan to third parties	18,500,000	2,605,671
Operating lease right-of-use assets, net - non-current	16,204,906	2,282,413	2,654,900
Total Assets	483,256,229	68,065,215	531,824,577
LIABILITIES
Short-term bank loans	12,336,285	1,737,529	12,451,481
Accounts payable	12,062,861	1,699,018	10,791,721
Other payables	1,688,166	237,773	5,819,010
Other payable- related parties	2,209,017	311,134	2,592,395
Contract liabilities	4,888,749	688,566	2,748,365
Accrued payroll and employees' welfare	2,399,919	338,022	2,382,516
Taxes payable	1,702,898	239,848	1,163,006
Short-term borrowings - related parties	20,019,889	2,819,742	20,018,222
Operating lease liabilities - current	722,857	101,812	3,066,146
Total Current Liabilities	66,866,018	9,417,880	61,032,862
Operating lease liabilities - non-current	341,366	48,080	25,144
Total Liabilities	67,885,873	9,561,524	92,673,674
VIE
Current assets
Cash	23,902,252		37,661,118	$ 3,366,562
Restricted cash	3,904		731,545	550
Short-term investments	18,000,000		0	2,535,247
Notes receivable	12,532,717		3,742,390	1,765,196
Accounts receivable, net	30,813,885		27,453,415	4,340,045
Inventories, net	1,855,535		6,330,701	261,347
Other receivables, net	4,155,097		11,618,275	585,233
Loans to third parties	26,841,513		37,770,188	3,780,548
Purchase advances, net	1,996,413		1,592,761	281,189
Contract costs, net	32,373,824		49,572,685	4,559,758
Prepaid expenses	193,859		121,329	27,303
Operating lease right-of-use assets, net - current	879,288		0	123,845
Total current assets	153,548,287		176,594,407	21,626,823
Property and equipment, net	23,492,024		24,752,864	3,308,782
Long-term other receivables, net	0		3,640	0
Long-term loan to third parties	18,500,000		0	2,605,671
Operating lease right-of-use assets, net - non-current	1,219,978		2,654,900	171,830
Total Assets	196,760,289		204,005,811	27,713,106
LIABILITIES
Short-term bank loans	12,336,285		12,451,481	1,737,529
Accounts payable	12,062,861		10,791,721	1,699,018
Other payables	1,340,788		3,904,135	188,846
Other payable- related parties	2,162,184		1,356,915	304,537
Contract liabilities	4,888,749		2,748,361	688,566
Accrued payroll and employees' welfare	1,077,495		1,048,061	151,762
Intercompany payables	259,617,001		263,935,922	36,566,290
Taxes payable	1,265,868		1,163,237	178,294
Short-term borrowings - related parties	20,019,889		20,018,222	2,819,742
Operating lease liabilities - current	1,038,354		3,066,146	146,248
Total Current Liabilities	315,809,474		320,484,201	44,480,832
Operating lease liabilities - non-current	25,869		25,144	3,644
Total Liabilities	315,835,343		320,509,345	44,484,476
RECON TECHNOLOGY LTD
Current assets
Cash	34,657,271	4,881,375	236,146,589	$ 33,260,551	¥ 183,517,938	¥ 296,838,959
Short-term investments	115,950,650	16,331,307
Other receivables, net	356,442,080	50,203,817	291,525,426
Total current assets	559,618,830	78,820,664	607,708,032
Total Assets	436,942,680	61,542,090	484,787,542
LIABILITIES
Other payables	1,448,570	204,027	3,964,912
Total Current Liabilities	9,968,450	1,404,027	3,964,912
Total Liabilities	10,962,436	1,544,027	35,580,580
Related party
Current assets
Operating lease right-of-use assets, net - current	113,361	15,967
Operating lease right-of-use assets, net - non-current	0		335,976
LIABILITIES
Other payables	2,209,017	311,134	2,592,395
Operating lease liabilities - current	113,361	$ 15,967	335,976
Operating lease liabilities - non-current	¥ 0		¥ 0